Wireless Licenses, Goodwill and Other Intangible Assets - Narrative (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Jun. 30, 2018	Apr. 30, 2017
Indefinite-lived Intangible Assets [Line Items]
Capitalized interest costs				$ 740	$ 678	$ 704
Goodwill			$ 24,614	24,614	29,172	27,205
Oath goodwill impairment				4,591	0	$ 0
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses under development			8,600	8,600	8,800
Capitalized interest costs				$ 500	500
Average remaining renewal period of wireless license portfolio (in years)				4 years 7 months 6 days
Straight Path | Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired	$ 4,500
XO Holdings
Indefinite-lived Intangible Assets [Line Items]
Goodwill									$ 100
Other intangible a acquired					200				$ 200
XO Holdings | Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired		$ 700
Yahoo! Inc.
Indefinite-lived Intangible Assets [Line Items]
Goodwill					1,929			$ 2,144
Other intangible a acquired					$ 1,873			$ 1,874
Selling, general and administrative expense
Indefinite-lived Intangible Assets [Line Items]
Oath goodwill impairment			4,600
Goodwill impairment, after-tax			$ 4,500
Oath Reporting Unit
Indefinite-lived Intangible Assets [Line Items]
Goodwill							$ 4,800